Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2020	Feb. 29, 2020	Feb. 21, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Gain/ (loss) on sale of assets					$ 0	$ 28	$ 1,064
Subsequent event | Navios Corali
Subsequent Event [Line Items]
Vessel year built				2015
Vessel capacity in DWT				181,249 dwt
Purchase price				$ 36,626
Subsequent event | Navios Kypros
Subsequent Event [Line Items]
Vessel year built		2003
Vessel capacity in DWT		55,222 dwt
Vessel sale price		$ 9,131
Gain/ (loss) on sale of assets		$ (5,552)
Subsequent event | Dream Canary
Subsequent Event [Line Items]
Vessel year built	2015
Vessel capacity in DWT	180,528 dwt
Purchase price	$ 34,893
Subsequent event | Navios Star
Subsequent Event [Line Items]
Vessel year built		2002
Vessel capacity in DWT		76,662 dwt
Vessel sale price		$ 6,451
Gain/ (loss) on sale of assets		$ (5,697)
Date of expected delivery		Q2 2020
Subsequent event | Navios Logistics
Subsequent Event [Line Items]
Dividends paid			$ 17,552
Dividends declared			$ 27,500